Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Deferred revenue	$840,935	$829,839
Accounts payable and accrued expenses	562,773	465,665
Accrued interest	371,996	408,106
Derivative liabilities (Note 12)	72,727	15,440
Operating lease liabilities (Note 17)	48,961	55,777
	$1,897,392	$1,774,827